Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000074271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	(5.91%)	2.04%	4.45%
C000074270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	(8.70%)	1.66%	4.45%
C000074269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(9.70%)	1.59%	4.61%
Without Sales Load [Member] | C000117929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		(3.89%)	3.15%	5.59%
Without Sales Load [Member] | C000074276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		(3.97%)	3.06%	5.50%
Without Sales Load [Member] | C000074275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		(4.18%)	2.81%	5.24%
Without Sales Load [Member] | C000074274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		(4.48%)	2.53%	4.98%
Without Sales Load [Member] | C000074273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		(4.93%)	2.03%	4.45%
Without Sales Load [Member] | C000074272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		(3.98%)	3.06%	5.49%
Without Sales Load [Member] | C000074271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		(4.97%)	2.04%	4.45%
Without Sales Load [Member] | C000074270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		(4.94%)	2.04%	4.45%
Without Sales Load [Member] | C000074269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		(4.19%)	2.81%	5.24%
MSCI All Country World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Average Annual Return, Percent	[3]	15.79%	12.00%	11.10%
FTSE EPRA Nareit Developed Real Estate Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Real Estate Index (net div)
Average Annual Return, Percent	[3]	1.78%	4.66%	3.78%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.